THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X]               Amendment No.: 1

      This Amendment (Check only one):    [ ] is a restatement.
                                          [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    K Capital Partners, LLC
Address: 75 Park Plaza, Boston, MA 02116
Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Administrative Officer
Phone: 617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, December 20, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     $71,432 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

----------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE        SHRS OR    SH/   PUT/
NAME OF ISSUER                            TITLE OF CLASS        CUSIP            (X$1000)     PRN AMT    PRN   CALL
----------------------------------------------------------------------------------------------------------------------
Amgen Inc                                 Common Stock          031162100         14741       247000     SH
----------------------------------------------------------------------------------------------------------------------
Echostar Comm                             Convrt Bonds          278762AD1         46479     51500000    PRN
----------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co                        Common Stock          428236103         10212       569250     SH
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                            INVESTMENT    OTHER            VOTING AUTHORITY
NAME OF ISSUER                              DISCRETION    MANAGERS      SOLE    SHARED    OTHER
-------------------------------------------------------------------------------------------------
Amgen Inc                                   Sole                        247000
-------------------------------------------------------------------------------------------------
Echostar Comm                               Sole                      51500000
-------------------------------------------------------------------------------------------------
Hewlett Packard Co                          Sole                        569250
-------------------------------------------------------------------------------------------------